Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Feb. 18, 2011
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Emerging Markets Opportunity Fund	12/30/2010
		Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) Emerging Markets Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class W shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class W shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares (without sales charges) because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund’s primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Opportunity Fund | Class A | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	12.57%
5 years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	13.60%
Columbia Emerging Markets Opportunity Fund | Class B | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	13.48%
5 years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	13.39%
Columbia Emerging Markets Opportunity Fund | Class C | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	17.48%
5 years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	13.43%
Columbia Emerging Markets Opportunity Fund | Class I | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	19.96%
5 years	rr_AverageAnnualReturnYear05	12.21%
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	15.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Emerging Markets Opportunity Fund | Class R | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	18.97%
5 years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	24.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Columbia Emerging Markets Opportunity Fund | Class R4 | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	19.69%
5 years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	14.52%
Columbia Emerging Markets Opportunity Fund | Class R5 | Class A, B, C, I, R, R4, R5 and W Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	19.96%
5 years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Emerging Markets Opportunity Fund | Class A | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.39%
5 years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	12.23%
Columbia Emerging Markets Opportunity Fund | Class A | Class A, B, C, I, R, R4, R5 and W Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.85%
5 years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	11.63%
Columbia Emerging Markets Opportunity Fund | Class A | Class A, B, C, I, R, R4, R5 and W Shares | (without sales charges) before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A (without sales charges) — before taxes	[1]
1 year	rr_AverageAnnualReturnYear01	19.45%
5 years	rr_AverageAnnualReturnYear05	11.66%
10 Years	rr_AverageAnnualReturnYear10	14.27%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	16.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	24.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | MSCI Emerging Markets Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | MSCI Emerging Markets Index (Gross) | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	16.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | MSCI Emerging Markets Index (Gross) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	25.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | MSCI Emerging Markets Index (Gross) | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Emerging Markets Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	20.14%
5 years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	15.17%
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Emerging Markets Funds Index | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	15.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Emerging Markets Funds Index | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	25.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares | Lipper Emerging Markets Funds Index | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Emerging Markets Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund’s primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Emerging Markets Opportunity Fund | Class A | Class Z Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	19.45%
5 years	rr_AverageAnnualReturnYear05	11.66%
10 Years	rr_AverageAnnualReturnYear10	14.27%
Columbia Emerging Markets Opportunity Fund | Class A | Class Z Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	19.25%
5 years	rr_AverageAnnualReturnYear05	9.10%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Columbia Emerging Markets Opportunity Fund | Class A | Class Z Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	13.35%
5 years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	12.26%
Columbia Emerging Markets Opportunity Fund | Class Z Shares | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Columbia Emerging Markets Opportunity Fund | Class Z Shares | MSCI Emerging Markets Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Columbia Emerging Markets Opportunity Fund | Class Z Shares | Lipper Emerging Markets Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	20.14%
5 years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	15.17%

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class W shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares (without sales charges) because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses.
[2]	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.
[3]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.